New Accounting Standards	9 Months Ended
Sep. 30, 2014
New Accounting Standards
New Accounting Standards

Note 17.New Accounting Standards

Accounting Standards or Updates Recently Adopted

In July 2013, the FASB issued Accounting Standards Update (“ASU”) No. 2013-11, “Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exist.”  ASU 2013-11 amends the presentation requirements of ASC 740, “Income Taxes,” and requires an unrecognized tax benefit to be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, similar tax loss, or a tax credit carryforward.  To the extent the tax benefit is not available at the reporting date under the governing tax law or if the entity does not intend to use the deferred tax asset for such purpose, the unrecognized tax benefit should be presented as a liability and not combined with deferred tax assets.  The amendments are to be applied to all unrecognized tax benefits that exist as of the effective date and may be applied retrospectively to each prior reporting period presented.  The Partnership adopted this guidance on January 1, 2014 which did not have a material impact on the Partnership’s financial position, results of operations or cash flows as the Partnership’s current practice is consistent with this standard.

Accounting Standards or Updates Not Yet Effective

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers,” that introduces a new five-step revenue recognition model in which an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.  This standard also requires disclosures sufficient to enable users to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers, including qualitative and quantitative disclosures about contracts with customers, significant judgments and changes in judgments, and assets recognized from the costs to obtain or fulfill a contract.  This standard is effective for fiscal years beginning after December 15, 2016.  The Partnership is currently evaluating the new guidance to determine the impact it will have on its consolidated financial statements.

In April 2014, the FASB issued ASU No. 2014-08, “Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity,” which includes amendments that change the requirements for reporting discontinued operations and require additional disclosures about discontinued operations.  Under the new guidance, only disposals representing a strategic shift in operations that has a major effect on the entity’s operations and financial results should be presented as discontinued operations.  Additionally, this standard requires expanded disclosures about discontinued operations that will provide financial statement users with more information about the assets, liabilities, income and expenses of discontinued operations.  This standard is effective prospectively for fiscal years beginning after December 15, 2014, with early adoption permitted.  The Partnership does not expect the adoption of this standard to have material impact on its consolidated financial statements, but will impact the reporting of any future dispositions.

The Partnership has evaluated the accounting guidance recently issued and has determined that there are no other standards or updates that will have a material impact on its financial position, results of operations or cash flows.